May 5, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Modern Woodmen of America Variable Annuity Account
File No. 333-63972

Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), I hereby certify pursuant to Rule 497(j) under the Act:

1. that the form of prospectus and statement of additional information that would have been filed under Rule 497(c)would not have differed from the prospectus and statement of additional information contained in the registrant's most recent registration statement; and

2. that the registrant electronically filed the text of the most recent registration statement with the Securities and Exchange Commission via EDGAR on April 29, 2011.

Please contact the undersigned at 515-226-6708 if you have any questions about this filing.

Sincerely,

/s/ Jennifer Morgan

Jennifer Morgan